Share-Based Compensation - Summary of Restricted Shares Activity (Details)	12 Months Ended
	Dec. 31, 2018 shares
Restricted Shares Owned by the Founder on Behalf of Certain Key Management Founders
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding, Beginning Period	8,454,546
Number of shares, Surrender and cancellation	(5,918,182)	[1]
Number of shares, Vested	(2,536,364)
Restricted Shares Owned By Founder On His Own Behalf
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding, Beginning Period	16,909,091
Number of shares, Vested	(16,909,091)
Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding, Beginning Period	25,363,637
Number of shares, Surrender and cancellation	(5,918,182)	[1]
Number of shares, Vested	(19,445,455)

[1]	In June 2018, the Board of Directors and the shareholders approved a transfer and surrender of shares plan, pursuant to which, Mr. Chen, who holds 33,818,182 Class A ordinary shares on behalf of certain key management founders through Viomi Limited, transferred 16,145,454 Class A ordinary shares to key management founders and surrendered the remaining 17,672,728 Class A ordinary shares to the Company. Out of the 17,672,728 Class A ordinary shares surrendered, 5,918,182 shares were unvested restricted shares. The cancellation of these 5,918,182 shares is accounted for as an acceleration of vesting of such shares and the unrecognized share-based compensation expenses related to these 5,918,182 shares have been recognized in the consolidated financial statements for the year ended December 31, 2018. The share-based compensation expenses recognized due to the acceleration of vesting is not material.